FRANKLIN TEMPLETON ETF TRUST

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

April 14, 2023

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Franklin Templeton ETF Trust (the “Registrant”)
File Nos. 333-208873 and 811-23124

Dear Sir/Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 95/99 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of this Amendment is to register a new series of shares of the Registrant, designated as the BrandywineGlobal-U.S. Fixed Income ETF (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating and completing certain information contained in the prospectus and statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

Please direct any inquiries regarding this filing to J. Steven Feinour, Jr. at (215) 564-8000, or in his absence Miranda Sturgis (215) 564-8131, or the address shown above.

Sincerely,

FRANKLIN TEMPLETON ETF TRUST

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:na